Debt (Tables)	9 Months Ended	12 Months Ended
	Oct. 28, 2012	Jan. 29, 2012
Long-Term Debt

Long-term debt as of October 28, 2012 and January 29, 2012 consisted of the following (dollars in millions):

	October 28, 2012		January 29, 2012
	Outstanding Principal	Interest Rate %(1)	Outstanding Principal	Interest Rate %(1)
ABL Facility due April 12, 2017	$395	2.21	$—	—
Term Loan due October 12, 2017, net of unamortized discount of $27 million as of October 28, 2012	970	7.25	—	—
8.125% First Priority Notes due April 15, 2019, including unamortized premium of $22 million as of October 28, 2012	1,272	8.13	—	—
11.0% Second Priority Notes due April 15, 2020	675	11.00	—	—
11.5% Senior Notes due July 15, 2020	1,000	11.50
14.875% Senior Notes due October 12, 2020, net of unamortized discount of $29 million as of October 28, 2012	784	14.88	—	—
Term Loan due August 30, 2012	—	—	73	1.53
Term Loan due April 1, 2014	—	—	855	3.03
ABL Term Loan due April 1, 2014	—	—	214	3.56
12.0% Senior Notes due September 1, 2014	—	—	2,500	12.00
13.5% Senior Subordinated Notes due September 1, 2015	1,819	13.50	1,820	13.50

Total long-term debt	$6,915		5,462
Less current installments	(940)		(82)

Long-term debt, excluding current installments	$5,975		$5,380

(1)	Represents the stated rate of interest, without including the effect of discounts or premiums.

Long-term debt as of January 29, 2012 and January 30, 2011 consisted of the following (dollars in millions):

	January 29, 2012		January 30, 2011
	Outstanding Principal	Interest Rate %	Outstanding Principal	Interest Rate %
Term Loan due August 30, 2012	$73	1.53	$74	1.56
Term Loan due April 1, 2014	855	3.03	864	3.06
ABL Term Loan due April 1, 2014	214	3.56	214	3.53
12.0% Senior Notes due September 1, 2014	2,500	12.00	2,500	12.00
13.5% Senior Subordinated Notes due September 1, 2015	1,820	13.50	1,597	13.50

Total long-term debt	5,462		5,249
Less current installments	(82)		(10)

Long-term debt, excluding current installments	$5,380		$5,239

Maturities of Long-term Debt Outstanding

Maturities of long-term debt outstanding, in principal amounts, at January 29, 2012 are summarized below (amounts in millions):

Fiscal Year	Maturities
2012	$82
2013	10
2014	3,550
2015	1,820

Total	$5,462

12.0% Senior Notes due September 1, 2014
Notes Redemption

The 12.0% Senior Notes mature on September 1, 2014 and can be redeemed by the Company as follows:

Redemption Period	Redemption Price
September 1, 2011 – August 31, 2012	106% plus accrued interest
September 1, 2012 – August 31, 2013	103% plus accrued interest
September 1, 2013 – Thereafter	100% plus accrued interest

13.5% Senior Subordinated Notes due 2015
Notes Redemption

The 13.5% Senior Subordinated Notes mature on September 1, 2015 and can be redeemed by the Company as follows:

Redemption Period	Redemption Price
September 1, 2011 – August 31, 2012	106.75% plus accrued interest
September 1, 2012 – August 31, 2013	103.375% plus accrued interest
September 1, 2013 – Thereafter	100% plus accrued interest

11.5% Senior Notes due 2020
Notes Redemption

The Company may redeem the 11.5% Senior Notes, in whole or in part, at any time (1) prior to October 15, 2016, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the 11.5% Senior Notes Indenture and (2) on and after October 15, 2016, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on October 15 of the year set forth below.

Year	Percentage
2016	105.750%
2017	102.875%
2018 and thereafter	100.000%

8.125% Senior Secured First Priority Notes due 2019
Notes Redemption

The Company may redeem the First Priority Notes, in whole or in part, at any time (1) prior to April 15, 2015, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the First Priority Indenture and (2) on and after April 15, 2015, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on April 15 of the year set forth below.

Year	Percentage
2015	106.094%
2016	104.063%
2017	102.031%
2018 and thereafter	100.000%

11% Senior Secured Second Priority Notes due 2020
Notes Redemption

The Company may redeem the Second Priority Notes, in whole or in part, at any time (1) prior to April 15, 2016, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the Second Priority Indenture and (2) on and after April 15, 2016, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on April 15 of the year set forth below.

Year	Percentage
2016	105.500%
2017	102.750%
2018 and thereafter	100.000%

14.875% Senior Notes due 2020
Notes Redemption

The Company may redeem the 14.875% Senior Notes, in whole or in part, at any time (1) prior to April 12, 2015, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the 14.875% Senior Notes Indenture and (2) on and after April 12, 2015, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on April 12 of the years set forth below.

Year	Percentage
2015	111.1563%
2016	107.4375%
2017	103.7188%
2018 and thereafter	100.0000%